Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2017	Sep. 30, 2016
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	[1]	$ 2,954	$ 1,779
Rental deposits	[2]	527	349
Deposit of sole distributor agreement	[3]	1,353	1,350
Prepaid investment	[4]	1,127	450
Others		1,055
Other Assets, Miscellaneous, Total		$ 7,016	$ 3,928

[1]	Long-term prepaid expenses represent golf club membership fees. The amortization of the long-term prepaid expenses was made within a ten-year amortizing period according to the term of the membership and was recorded as "general and administrative expenses" on the consolidated statements of operations.
[2]	Rental deposits represent office rental deposits for the Group's daily operations, which will not be refunded within one year.
[3]	Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract with a software developer, classified as non-current deposits since the contract is longer than a year.
[4]	Prepaid investment represents a deposit of an investment, classified as non-current deposit due to the underlying investment term.